OPERATING SEGMENTS (Details 2) - USD ($) $ in Millions	3 Months Ended				6 Months Ended	12 Months Ended
	Apr. 01, 2016	Apr. 03, 2015	Dec. 31, 2014	Mar. 28, 2014	Jun. 28, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net operating revenues:
Sales Revenue, Goods, Net						$ 44,294	$ 45,998	$ 46,854
Intersegment Revenue						0	0	0
Revenue for Reportable Segments						44,294	45,998	46,854
Operating Income (Loss)						8,728	9,708	10,228
Interest income						613	594	534
Interest expense						856	483	463
Depreciation and amortization						1,970	1,976	1,977
Equity income (loss) - net						489	769	602
Income (loss) before income taxes						9,605	9,325	11,477
Identifiable operating assets			$ 78,343			74,208	78,343	78,490
Investments			$ 13,625			15,788	13,625	11,512
Capital expenditures						$ 2,553	$ 2,406	$ 2,550
Ratio of net property, plant and equipment in Germany to total consolidated property, plant and equipment - net (as a percent)			10.00%			10.00%	10.00%	11.00%
Other operating charges						$ 1,657	$ 1,183	$ 895
Net Gains From Investee Transactions, Equity Investment Sales and other gains								501
Restructuring and transition of the Russian Juice operations							36
Asset Impairment Charges							18	195
Our proportionate share of unusual or infrequent items recorded by our equity method investees						87	18	159
Gains (Losses) on Extinguishment of Debt						320
Remeasurement Charges on Subsidiary Assets						27	372
Gain (loss) on North America refranchised territories	$ (296)
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee								139
Venezuelan subsidiary
Net operating revenues:
Impairment of Intangible Assets (Excluding Goodwill)						55	18
Asset Impairment Charges						111	314
Remeasurement Charges on Subsidiary Assets						27	372
Latin America
Net operating revenues:
Sales Revenue, Goods, Net						3,999	4,597	4,748
Intersegment Revenue						75	60	191
Revenue for Reportable Segments						4,074	4,657	4,939
Operating Income (Loss)						2,169	2,316	2,908
Interest income						0	0	0
Interest expense						0	0	0
Depreciation and amortization						41	56	58
Equity income (loss) - net						(7)	10	13
Income (loss) before income taxes						2,164	2,319	2,920
Identifiable operating assets			$ 2,426			1,627	2,426	2,918
Investments			757			657	757	545
Capital expenditures						70	55	63
Productivity, integration and restructuring initiatives						7	20
Gain (charges) related to subsidiary						(33)	(275)
North America
Net operating revenues:
Sales Revenue, Goods, Net						5,581	4,975	5,047
Intersegment Revenue						4,259	4,296	4,168
Revenue for Reportable Segments						9,840	9,271	9,215
Operating Income (Loss)						2,366	2,243	2,233
Interest income						9	0	0
Interest expense						0	0	0
Depreciation and amortization						373	349	334
Equity income (loss) - net						(18)	(16)	0
Income (loss) before income taxes						2,356	2,228	2,233
Identifiable operating assets			16,844			16,396	16,844	16,735
Investments			34			107	34	35
Capital expenditures						377	367	342
Productivity, integration and restructuring initiatives						141	157	127
Gain (loss) on North America refranchised territories						(1,006)	(799)
Asia Pacific
Net operating revenues:
Sales Revenue, Goods, Net						4,707	5,257	5,372
Intersegment Revenue						545	489	497
Revenue for Reportable Segments						5,252	5,746	5,869
Operating Income (Loss)						2,189	2,448	2,478
Interest income						0	0	0
Interest expense						0	0	0
Depreciation and amortization						85	96	130
Equity income (loss) - net						9	12	19
Income (loss) before income taxes						2,207	2,464	2,494
Identifiable operating assets			1,793			1,639	1,793	1,922
Investments			157			158	157	143
Capital expenditures						81	76	117
Productivity, integration and restructuring initiatives						2	36	26
Restructuring and Related Cost, Accelerated Depreciation								22
Bottling Investments
Net operating revenues:
Sales Revenue, Goods, Net						22,885	23,459	24,125
Intersegment Revenue						178	192	195
Revenue for Reportable Segments						23,063	23,651	24,320
Operating Income (Loss)						124	213	314
Interest income						0	0	0
Interest expense						0	0	0
Depreciation and amortization						1,211	1,161	1,193
Equity income (loss) - net						426	691	526
Income (loss) before income taxes						(427)	120	880
Identifiable operating assets			23,197			22,688	23,197	24,240
Investments			8,795			8,084	8,795	9,438
Capital expenditures						1,699	1,554	1,675
Productivity, integration and restructuring initiatives						596	335	349
Restructuring and transition of the Russian Juice operations							42
Our proportionate share of unusual or infrequent items recorded by our equity method investees						83	16	159
Gain (charges) related to subsidiary							(25)
Bottling Investments | Venezuelan subsidiary
Net operating revenues:
Our proportionate share of unusual or infrequent items recorded by our equity method investees								9
Corporate
Net operating revenues:
Sales Revenue, Goods, Net						156	136	154
Intersegment Revenue						10	0	0
Revenue for Reportable Segments						166	136	154
Operating Income (Loss)						(1,995)	(1,448)	(1,651)
Interest income						604	594	534
Interest expense						856	483	463
Depreciation and amortization						157	192	134
Equity income (loss) - net						40	6	(2)
Income (loss) before income taxes						(618)	(1,823)	(1,082)
Identifiable operating assets			29,427			27,702	29,427	27,689
Investments			2,711			5,644	2,711	88
Capital expenditures						272	270	279
Productivity, integration and restructuring initiatives						246	124	121
Impairment of Intangible Assets (Excluding Goodwill)						418
Cash Contribution Expense						100
Net Gains From Investee Transactions, Equity Investment Sales and other gains						1,403
Asset Impairment Charges								195
Gains (Losses) on Extinguishment of Debt						320		53
Gain (charges) related to subsidiary						(105)	(411)
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Loss						19
Gain (Loss) on Sale of Previously Unissued Stock by Equity Investee								139
Gain on sale of investment in subsidiary					$ 615			615
Equity Method Investment, Realized Gain (Loss) on Disposal						(6)	(32)
Corporate | Venezuelan subsidiary
Net operating revenues:
Remeasurement Charges on Subsidiary Assets		$ 27	146	$ 226				140
Corporate | CCEJ
Net operating revenues:
Net gain or (loss) in exchange of equity securities								(114)
Eliminations
Net operating revenues:
Sales Revenue, Goods, Net						0	0	0
Intersegment Revenue						(5,688)	(5,729)	(5,740)
Revenue for Reportable Segments						(5,688)	(5,729)	(5,740)
Operating Income (Loss)						0	0	0
Interest income						0	0	0
Interest expense						0	0	0
Depreciation and amortization						0	0	0
Equity income (loss) - net						0	0	0
Income (loss) before income taxes						0	0	0
Identifiable operating assets			0			0	0	0
Investments			0			0	0	0
Capital expenditures						0	0	0
Europe, Middle East and Africa
Net operating revenues:
Sales Revenue, Goods, Net						6,966	7,574	7,408
Intersegment Revenue						621	692	689
Revenue for Reportable Segments						7,587	8,266	8,097
Operating Income (Loss)						3,875	3,936	3,946
Interest income						0	0	0
Interest expense						0	0	0
Depreciation and amortization						103	122	128
Equity income (loss) - net						39	66	46
Income (loss) before income taxes						3,923	4,017	4,032
Identifiable operating assets			4,656			4,156	4,656	4,986
Investments			$ 1,171			1,138	1,171	1,263
Capital expenditures						54	84	74
Productivity, integration and restructuring initiatives						9	137	$ 59
Our proportionate share of unusual or infrequent items recorded by our equity method investees						$ (4)	$ 2